TRADE PAYABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TRADE PAYABLES
Trade payables	¥ 6,290	¥ 6,750
Term for Settlement of Trade Payables	120 days